Finance Income and Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and expenses [abstract]
Net foreign exchange gains	¥ 0	¥ 18,571	¥ 0
Interest income	431,228	398,176	443,661
Finance income	431,228	416,747	443,661
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss	(101,732)	(59,378)	(84,425)
Less: amounts capitalized on qualifying assets	8,292	5,594	5,179
Net interest expense	(93,440)	(53,784)	(79,246)
Net foreign exchange loss	(5,514)	0	(27,003)
Finance expenses	(98,954)	(53,784)	(106,249)
Finance income - net	¥ 332,274	¥ 362,963	¥ 337,412